Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.32325%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$669,293.49

Principal:
Principal Collections	$11,702,805.76
Prepayments in Full	$4,345,744.36
Liquidation Proceeds	$93,050.99
Recoveries	$115,725.63
Sub Total	$16,257,326.74
Collections	$16,926,620.23

Purchase Amounts:
Purchase Amounts Related to Principal	$294,155.92
Purchase Amounts Related to Interest	$1,542.39
Sub Total	$295,698.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,222,318.54

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,222,318.54
Servicing Fee	$195,114.77	$195,114.77	$0.00	$0.00	$17,027,203.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,027,203.77
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,027,203.77
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,027,203.77
Interest - Class A-3 Notes	$1,271.23	$1,271.23	$0.00	$0.00	$17,025,932.54
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$16,873,166.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,873,166.54
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$16,793,015.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,793,015.37
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$16,735,100.37
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,735,100.37
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$16,664,022.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,664,022.87
Regular Principal Payment	$15,656,021.43	$15,656,021.43	$0.00	$0.00	$1,008,001.44
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,008,001.44
Residual Released to Depositor	$0.00	$1,008,001.44	$0.00	$0.00	$0.00
Total		$17,222,318.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,656,021.43
Total					$15,656,021.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$1,191,777.85	$2.47	$1,271.23	$0.00	$1,193,049.08	$2.47
Class A-4 Notes	$14,464,243.58	$129.40	$152,766.00	$1.37	$14,617,009.58	$130.77
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$15,656,021.43	$9.72	$363,180.90	$0.23	$16,019,202.33	$9.95

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$1,191,777.85	0.0024674	$0.00	0.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$97,315,756.42	0.8706008
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$223,531,777.85	0.1387586	$207,875,756.42	0.1290400

Pool Information
Weighted Average APR	3.480%	3.492%
Weighted Average Remaining Term	23.40	22.65
Number of Receivables Outstanding	25,451	24,577
Pool Balance	$234,137,722.33	$217,557,365.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$223,531,777.85	$207,875,756.42
Pool Factor	0.1402528	0.1303208

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$9,681,609.48
Targeted Overcollateralization Amount	$9,681,609.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,681,609.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$144,599.40
(Recoveries)		143	$115,725.63
Net Loss for Current Collection Period			$28,873.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1480%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5606%
Second Prior Collection Period			(0.0456)%
Prior Collection Period			0.6124%
Current Collection Period			0.1534%
Four Month Average (Current and Prior Three Collection Periods)			0.3202%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5349	$13,784,115.40
(Cumulative Recoveries)			$2,340,558.72
Cumulative Net Loss for All Collection Periods			$11,443,556.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6855%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,576.95
Average Net Loss for Receivables that have experienced a Realized Loss			$2,139.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.08%	368	$4,514,397.24
61-90 Days Delinquent	0.30%	45	$663,083.66
91-120 Days Delinquent	0.01%	2	$21,285.68
Over 120 Days Delinquent	0.31%	45	$675,074.33
Total Delinquent Receivables	2.70%	460	$5,873,840.91

Repossession Inventory:
Repossessed in the Current Collection Period		17	$239,269.76
Total Repossessed Inventory		26	$365,734.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3606%
Prior Collection Period			0.3379%
Current Collection Period			0.3743%
Three Month Average			0.3576%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer